UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2000.

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ X ]; Amendment Number:     3
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      May 18, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:   45854


List of Other Included Managers: NONE

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

                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

AVIRON                         COMM STK         053762100      342    12000 SH       SOLE               0        0    12000
LONDON PACIFIC GROUP LTD.      ADR              542073101     1248    54400 SH       SOLE            2600        0    51800
NEXTEL COMMUNICATIONS          COMM STK         65332V103    31547   628200 SH       SOLE          128200        0   500000
PENN ENGINEERING & MFG.        COMM STK         707389300      117     5200 SH       SOLE               0        0     5200
PROVIDIAN CORP.                COMM STK         74406A102     1926    20600 SH       SOLE            1100        0    19500
SEPRACOR, INC.                 COMM STK         817315104     2070    25520 SH       SOLE            3300        0    22220
SUNGARD DATA SYSTEMS           COMM STK         867363103     8587   248900 SH       SOLE          152800        0    96100
YAHOO, INC.                    COMM STK         984332106       17      100 SH       SOLE               0        0      100


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